Schedule of Investments(a)
Invesco Investment Grade Defensive ETF (IIGD)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.20%
Aerospace & Defense-2.23%
Lockheed Martin Corp., 3.55%, 01/15/2026	$429,000	$419,083
Precision Castparts Corp., 3.25%, 06/15/2025	460,000	447,028
Raytheon Technologies Corp., 3.50%, 03/15/2027	440,000	413,568
		1,279,679
Air Freight & Logistics-0.78%
United Parcel Service, Inc., 3.90%, 04/01/2025(b)	455,000	448,892
Automobiles-0.70%
PACCAR Financial Corp., 3.55%, 08/11/2025	410,000	399,822
Banks-12.49%
Bank of America Corp., 4.00%, 01/22/2025	460,000	451,001
Citizens Bank N.A., 2.25%, 04/28/2025	445,000	414,149
Fifth Third Bancorp, 2.38%, 01/28/2025	460,000	434,238
Fifth Third Bank N.A., 3.95%, 07/28/2025	430,000	421,461
JPMorgan Chase & Co., 2.95%, 10/01/2026(b)	460,000	433,601
KeyBank N.A., 4.15%, 08/08/2025	400,000	391,302
Manufacturers and Traders Trust Co., 2.90%, 02/06/2025	431,000	411,794
PNC Bank N.A., 3.88%, 04/10/2025	400,000	389,024
Regions Financial Corp., 2.25%, 05/18/2025	440,000	411,747
Truist Bank
2.15%, 12/06/2024	435,000	413,633
1.50%, 03/10/2025	450,000	416,929
Truist Financial Corp.
4.00%, 05/01/2025(b)	414,000	406,305
3.70%, 06/05/2025	410,000	398,615
1.20%, 08/05/2025	512,000	464,387
U.S. Bancorp, 1.45%, 05/12/2025	496,000	460,410
U.S. Bank N.A., 2.05%, 01/21/2025	440,000	416,393
Wells Fargo & Co., 3.00%, 04/22/2026	465,000	436,411
		7,171,400
Beverages-0.70%
PepsiCo, Inc., 2.25%, 03/19/2025	420,000	400,614
Biotechnology-1.36%
Biogen, Inc., 4.05%, 09/15/2025	390,000	379,906
Gilead Sciences, Inc., 3.65%, 03/01/2026	412,000	398,767
		778,673
Capital Markets-8.88%
Bank of New York Mellon Corp. (The), 1.60%, 04/24/2025	495,000	459,587
BlackRock, Inc., 1.90%, 01/28/2031	520,000	422,759
Cboe Global Markets, Inc., 3.65%, 01/12/2027	460,000	439,255
Charles Schwab Corp. (The), 2.45%, 03/03/2027	480,000	440,115
CME Group, Inc., 3.00%, 03/15/2025	446,000	431,451
FMR LLC, 7.57%, 06/15/2029(c)	360,000	397,954
Goldman Sachs Group, Inc. (The), 3.50%, 04/01/2025	478,000	462,402
Moody’s Corp., 3.75%, 03/24/2025	435,000	423,831
Morgan Stanley, 4.00%, 07/23/2025	410,000	401,236
National Securities Clearing Corp., 1.50%, 04/23/2025(c)	425,000	393,400
Northern Trust Corp., 4.00%, 05/10/2027(b)	450,000	440,412
State Street Corp., 3.55%, 08/18/2025	396,000	385,295
		5,097,697
	Principal Amount	Value
Chemicals-1.48%
Ecolab, Inc., 2.70%, 11/01/2026	$480,000	$448,244
Linde, Inc., 3.20%, 01/30/2026	414,000	400,242
		848,486
Commercial Services & Supplies-0.80%
Cintas Corp. No. 2, 3.70%, 04/01/2027	475,000	459,535
Communications Equipment-0.71%
Cisco Systems, Inc., 2.50%, 09/20/2026(b)	430,000	407,191
Consumer Finance-0.68%
American Express Co., 3.95%, 08/01/2025(b)	400,000	391,531
Diversified Financial Services-2.82%
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	403,000	388,725
ERAC USA Finance LLC, 3.80%, 11/01/2025(c)	450,000	430,614
National Rural Utilities Cooperative Finance Corp., 3.40%, 02/07/2028	404,000	376,099
Nuveen LLC, 4.00%, 11/01/2028(c)	449,000	422,103
		1,617,541
Electric Utilities-5.87%
Berkshire Hathaway Energy Co., 4.05%, 04/15/2025	394,000	390,152
Duke Energy Carolinas LLC, 3.95%, 11/15/2028	431,000	414,682
Duke Energy Florida LLC, 2.50%, 12/01/2029	460,000	396,429
Entergy Arkansas LLC, 3.50%, 04/01/2026	447,000	431,472
Jersey Central Power & Light Co., 4.30%, 01/15/2026(c)	400,000	386,450
MidAmerican Energy Co., 3.65%, 04/15/2029	487,000	458,523
Southern California Edison Co., Series E, 3.70%, 08/01/2025	460,000	447,157
Virginia Electric & Power Co., Series A, 3.15%, 01/15/2026	469,000	446,175
		3,371,040
Entertainment-1.49%
Activision Blizzard, Inc., 3.40%, 09/15/2026	475,000	454,899
TWDC Enterprises 18 Corp., 3.00%, 02/13/2026	420,000	400,705
		855,604
Equity REITs-2.94%
CBRE Services, Inc., 4.88%, 03/01/2026	405,000	404,933
Mid-America Apartments L.P., 3.60%, 06/01/2027	440,000	417,981
Public Storage, 1.50%, 11/09/2026	477,000	427,201
Welltower, Inc., 4.00%, 06/01/2025	445,000	434,269
		1,684,384
Food & Staples Retailing-1.44%
Costco Wholesale Corp., 1.60%, 04/20/2030	500,000	412,512
Walmart, Inc., 1.80%, 09/22/2031(b)	505,000	415,877
		828,389
Food Products-1.56%
Archer-Daniels-Midland Co., 2.50%, 08/11/2026	479,000	446,081
Mondelez International, Inc., 1.50%, 05/04/2025(b)	485,000	450,036
		896,117
Gas Utilities-0.70%
Southern California Gas Co., 2.95%, 04/15/2027	435,000	401,570
See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Health Care Equipment & Supplies-1.45%
Abbott Laboratories, 3.75%, 11/30/2026(b)	$384,000	$378,342
Stryker Corp., 3.50%, 03/15/2026	470,000	455,403
		833,745
Health Care Providers & Services-2.25%
Ascension Health, Series B, 2.53%, 11/15/2029	499,000	431,668
Providence St. Joseph Health Obligated Group, Series 19-A, 2.53%, 10/01/2029	481,000	405,590
UnitedHealth Group, Inc., 3.75%, 07/15/2025	461,000	452,550
		1,289,808
Hotels, Restaurants & Leisure-1.45%
McDonald’s Corp., 3.70%, 01/30/2026	390,000	382,151
Starbucks Corp., 3.80%, 08/15/2025(b)	455,000	447,237
		829,388
Household Products-0.77%
Procter & Gamble Co. (The), 3.00%, 03/25/2030(b)	485,000	444,560
Independent Power and Renewable Electricity Producers-0.77%
NSTAR Electric Co., 3.20%, 05/15/2027(b)	467,000	439,932
Industrial Conglomerates-1.48%
3M Co., 2.38%, 08/26/2029(b)	495,000	425,103
Honeywell International, Inc., 2.50%, 11/01/2026(b)	456,000	426,033
		851,136
Insurance-12.47%
Allstate Corp. (The), 0.75%, 12/15/2025	447,000	395,181
American International Group, Inc., 2.50%, 06/30/2025	420,000	396,510
Aon Global Ltd., 3.88%, 12/15/2025	430,000	417,530
Athene Global Funding, 1.72%, 01/07/2025(b)(c)	480,000	444,487
Chubb INA Holdings, Inc., 3.35%, 05/03/2026	488,000	471,089
Equitable Financial Life Global Funding, 1.80%, 03/08/2028(c)	501,000	420,184
F&G Global Funding, 1.75%, 06/30/2026(c)	440,000	391,143
GA Global Funding Trust, 1.63%, 01/15/2026(c)	465,000	414,642
Jackson National Life Global Funding, 1.75%, 01/12/2025(c)	450,000	416,922
MassMutual Global Funding II, 1.55%, 10/09/2030(c)	560,000	431,685
Metropolitan Life Global Funding I
4.05%, 08/25/2025(c)	400,000	391,585
3.45%, 12/18/2026(c)	420,000	394,069
New York Life Global Funding, 0.85%, 01/15/2026(c)	486,000	432,757
Northwestern Mutual Global Funding, 0.80%, 01/14/2026(b)(c)	511,000	453,078
Pacific Life Global Funding II, 1.38%, 04/14/2026(c)	495,000	439,287
Pricoa Global Funding I, 1.20%, 09/01/2026(c)	470,000	413,424
Principal Life Global Funding II, 3.00%, 04/18/2026(c)	467,000	434,688
		7,158,261
Interactive Media & Services-0.73%
Alphabet, Inc., 1.10%, 08/15/2030	529,000	419,929
Internet & Direct Marketing Retail-0.73%
Amazon.com, Inc., 3.15%, 08/22/2027	442,000	419,772
	Principal Amount	Value
IT Services-2.29%
Automatic Data Processing, Inc., 3.38%, 09/15/2025	$463,000	$450,547
Mastercard, Inc., 3.35%, 03/26/2030	450,000	418,762
Visa, Inc., 3.15%, 12/14/2025	464,000	446,545
		1,315,854
Machinery-2.86%
Caterpillar Financial Services Corp., 3.40%, 05/13/2025	410,000	399,440
Deere & Co., 2.75%, 04/15/2025	451,000	433,628
Illinois Tool Works, Inc., 2.65%, 11/15/2026	445,000	415,252
John Deere Capital Corp., 3.40%, 06/06/2025	405,000	395,067
		1,643,387
Multiline Retail-0.80%
Target Corp., 2.25%, 04/15/2025	480,000	456,451
Multi-Utilities-0.75%
DTE Electric Co., 2.25%, 03/01/2030	510,000	430,896
Oil, Gas & Consumable Fuels-5.87%
Chevron Corp., 1.55%, 05/11/2025	475,000	443,971
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. L.P., 3.40%, 12/01/2026(c)	465,000	437,437
Chevron USA, Inc., 0.69%, 08/12/2025	482,000	436,616
ConocoPhillips Co., 2.40%, 03/07/2025(b)	400,000	380,175
EOG Resources, Inc., 4.15%, 01/15/2026(b)	453,000	446,595
Exxon Mobil Corp., 2.99%, 03/19/2025	450,000	435,796
Magellan Midstream Partners L.P., 5.00%, 03/01/2026	400,000	400,509
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/2026	360,000	386,934
		3,368,033
Paper & Forest Products-0.70%
Georgia-Pacific LLC, 3.60%, 03/01/2025(b)(c)	415,000	403,252
Pharmaceuticals-4.47%
Bristol-Myers Squibb Co., 3.40%, 07/26/2029	425,000	397,208
Eli Lilly and Co., 3.38%, 03/15/2029	490,000	463,578
Johnson & Johnson, 2.45%, 03/01/2026	418,000	396,402
Merck & Co., Inc., 2.75%, 02/10/2025	468,000	450,867
Pfizer, Inc., 3.00%, 12/15/2026	430,000	410,567
Zoetis, Inc., 4.50%, 11/13/2025	450,000	445,917
		2,564,539
Road & Rail-0.70%
J.B. Hunt Transport Services, Inc., 3.88%, 03/01/2026	415,000	403,286
Semiconductors & Semiconductor Equipment-3.01%
Applied Materials, Inc., 3.30%, 04/01/2027	420,000	403,848
Intel Corp., 3.70%, 07/29/2025	457,000	448,089
QUALCOMM, Inc., 3.25%, 05/20/2027(b)	475,000	453,354
Texas Instruments, Inc., 1.38%, 03/12/2025(b)	452,000	422,525
		1,727,816
Software-3.05%
Adobe, Inc., 2.30%, 02/01/2030	510,000	437,935
Microsoft Corp., 2.40%, 08/08/2026	480,000	451,102
Oracle Corp., 2.50%, 04/01/2025(b)	459,000	434,003
salesforce.com, inc., 3.70%, 04/11/2028	440,000	424,841
		1,747,881

See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Specialty Retail-1.43%
Ross Stores, Inc., 4.60%, 04/15/2025	$359,000	$357,384
TJX Cos., Inc. (The), 2.25%, 09/15/2026	500,000	463,340
		820,724
Technology Hardware, Storage & Peripherals-1.24%
Apple, Inc., 3.25%, 02/23/2026	365,000	352,749
NetApp, Inc., 1.88%, 06/22/2025	390,000	359,445
		712,194
Textiles, Apparel & Luxury Goods-1.59%
NIKE, Inc., 2.85%, 03/27/2030(b)	510,000	457,460
VF Corp., 2.40%, 04/23/2025	485,000	454,340
		911,800
Tobacco-0.71%
Philip Morris International, Inc., 1.50%, 05/01/2025	440,000	406,983
Total U.S. Dollar Denominated Bonds & Notes (Cost $60,833,766)		56,937,792
	Shares
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e) (Cost $60,155)	60,155	60,155
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.31% (Cost $60,893,921)		56,997,947
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.47%
Invesco Private Government Fund, 3.83%(d)(e)(f)	2,486,999	$2,486,999
Invesco Private Prime Fund, 4.15%(d)(e)(f)	6,392,319	6,393,598
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,879,524)		8,880,597
TOTAL INVESTMENTS IN SECURITIES-114.78% (Cost $69,773,445)		65,878,544
OTHER ASSETS LESS LIABILITIES-(14.78)%		(8,481,304)
NET ASSETS-100.00%		$57,397,240

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $8,349,161, which represented 14.55% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,399	$673,825	$(629,069)	$-	$-	$60,155	$617
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,808,355	3,899,565	(3,220,921)	-	-	2,486,999	13,528*
Invesco Private Prime Fund	4,650,056	9,889,759	(8,147,204)	766	221	6,393,598	36,652*
Total	$6,473,810	$14,463,149	$(11,997,194)	$766	$221	$8,940,752	$50,797

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Defensive ETF (IIGD)—(continued)
November 30, 2022
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Investment Grade Value ETF (IIGV)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.03%
Aerospace & Defense-1.18%
Raytheon Technologies Corp., 4.13%, 11/16/2028	$155,000	$150,062
Textron, Inc., 3.00%, 06/01/2030	185,000	157,665
		307,727
Air Freight & Logistics-0.54%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	150,000	140,857
Airlines-0.60%
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(b)	165,000	156,273
Auto Components-0.59%
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/2032(c)	185,000	155,221
Banks-2.02%
Citizens Financial Group, Inc., 3.25%, 04/30/2030(c)	170,000	148,714
PNC Bank N.A., 4.05%, 07/26/2028	250,000	235,107
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/2030	170,000	143,976
		527,797
Beverages-1.17%
Coca-Cola FEMSA S.A.B. de C.V. (Mexico), 1.85%, 09/01/2032	200,000	154,514
Constellation Brands, Inc., 2.25%, 08/01/2031	190,000	151,645
		306,159
Biotechnology-0.51%
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	170,000	133,195
Building Products-1.22%
Carlisle Cos., Inc., 2.75%, 03/01/2030	195,000	162,828
Fortune Brands Home & Security, Inc., 3.25%, 09/15/2029	181,000	156,008
		318,836
Capital Markets-5.95%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(b)	173,000	164,418
Ares Capital Corp., 4.25%, 03/01/2025	140,000	132,996
BlackRock, Inc., 1.90%, 01/28/2031	185,000	150,405
FMR LLC, 7.57%, 06/15/2029(b)	100,000	110,543
Franklin Resources, Inc., 1.60%, 10/30/2030	180,000	139,277
Jefferies Financial Group, Inc., 4.15%, 01/23/2030	175,000	155,428
KKR Group Finance Co. VI LLC, 3.75%, 07/01/2029(b)	170,000	153,891
KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(b)	170,000	160,120
Morgan Stanley, 7.25%, 04/01/2032	135,000	154,032
National Securities Clearing Corp., 1.50%, 04/23/2025(b)	250,000	231,412
		1,552,522
Chemicals-0.54%
PPG Industries, Inc., 3.75%, 03/15/2028(c)	150,000	140,750
Construction Materials-1.15%
Eagle Materials, Inc., 2.50%, 07/01/2031	210,000	162,828
Vulcan Materials Co., 3.50%, 06/01/2030	155,000	137,794
		300,622
	Principal Amount	Value
Consumer Finance-1.42%
Discover Bank, 3.45%, 07/27/2026	$250,000	$230,204
Discover Financial Services, 4.10%, 02/09/2027	150,000	140,621
		370,825
Containers & Packaging-2.42%
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031(c)	175,000	140,972
Sealed Air Corp., 1.57%, 10/15/2026(b)	190,000	163,878
Sonoco Products Co., 3.13%, 05/01/2030(c)	200,000	172,736
WRKCo, Inc., 4.90%, 03/15/2029(c)	160,000	154,373
		631,959
Diversified Financial Services-3.85%
Blackstone Holdings Finance Co. LLC, 2.00%, 01/30/2032(b)	180,000	134,873
Block Financial LLC, 3.88%, 08/15/2030(c)	180,000	158,281
Blue Owl Finance LLC, 3.13%, 06/10/2031(b)	190,000	142,682
Corebridge Financial, Inc., 3.90%, 04/05/2032(b)	185,000	162,720
ERAC USA Finance LLC, 3.80%, 11/01/2025(b)	140,000	133,969
Nuveen LLC, 4.00%, 11/01/2028(b)	125,000	117,512
Pine Street Trust I, 4.57%, 02/15/2029(b)	165,000	153,174
		1,003,211
Diversified Telecommunication Services-1.15%
AT&T, Inc., 4.30%, 02/15/2030	165,000	156,410
Verizon Communications, Inc., 2.36%, 03/15/2032	180,000	144,616
		301,026
Electric Utilities-7.91%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	195,000	156,768
American Transmission Systems, Inc., 2.65%, 01/15/2032(b)	190,000	154,714
Baltimore Gas and Electric Co., 2.25%, 06/15/2031	160,000	130,607
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/2031	180,000	148,614
Duke Energy Florida LLC, 2.50%, 12/01/2029	165,000	142,197
Duke Energy Progress LLC, 2.00%, 08/15/2031(c)	180,000	143,075
Entergy Texas, Inc., 1.75%, 03/15/2031	190,000	148,171
Evergy, Inc., 2.90%, 09/15/2029	170,000	146,489
Florida Power & Light Co., 2.45%, 02/03/2032	165,000	138,168
MidAmerican Energy Co., 3.65%, 04/15/2029	175,000	164,767
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028(b)	145,000	136,700
Narragansett Electric Co. (The), 3.40%, 04/09/2030(b)	170,000	153,150
Progress Energy, Inc., 7.75%, 03/01/2031	125,000	142,453
Wisconsin Power and Light Co., 3.95%, 09/01/2032	170,000	156,805
		2,062,678
Electronic Equipment, Instruments & Components-1.17%
Allegion US Holding Co., Inc., 5.41%, 07/01/2032	165,000	157,771
Amphenol Corp., 2.80%, 02/15/2030	170,000	146,548
		304,319
See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Value ETF (IIGV)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
Energy Equipment & Services-1.08%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	$130,000	$121,225
Schlumberger Holdings Corp., 3.90%, 05/17/2028(b)	169,000	159,448
		280,673
Entertainment-0.56%
Walt Disney Co. (The), 2.65%, 01/13/2031(c)	170,000	145,982
Equity REITs-7.35%
AIG SunAmerica Global Financing X, 6.90%, 03/15/2032(b)	130,000	139,700
American Homes 4 Rent L.P., 3.63%, 04/15/2032(c)	170,000	143,673
Boston Properties L.P., 3.25%, 01/30/2031	190,000	158,488
Camden Property Trust, 2.80%, 05/15/2030	190,000	163,011
Equinix, Inc., 3.20%, 11/18/2029(c)	160,000	140,007
ERP Operating L.P., 3.00%, 07/01/2029	185,000	162,185
Extra Space Storage L.P., 2.35%, 03/15/2032	200,000	151,722
Healthcare Realty Holdings L.P., 2.00%, 03/15/2031	185,000	140,187
Realty Income Corp., 3.25%, 01/15/2031	186,000	162,232
Regency Centers L.P., 3.70%, 06/15/2030	160,000	139,587
Simon Property Group L.P., 2.45%, 09/13/2029	146,000	122,598
Sun Communities Operating L.P., 2.70%, 07/15/2031	185,000	143,580
UDR, Inc., 3.20%, 01/15/2030	175,000	150,312
		1,917,282
Food & Staples Retailing-1.03%
Costco Wholesale Corp., 1.60%, 04/20/2030	155,000	127,879
Mars, Inc., 3.20%, 04/01/2030(b)	155,000	139,684
		267,563
Food Products-2.36%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031(c)	200,000	165,143
Hormel Foods Corp., 1.80%, 06/11/2030	195,000	158,983
Ingredion, Inc., 2.90%, 06/01/2030	165,000	140,996
McCormick & Co., Inc., 3.40%, 08/15/2027	160,000	150,274
		615,396
Gas Utilities-2.24%
Atmos Energy Corp., 1.50%, 01/15/2031	205,000	159,304
Florida Gas Transmission Co. LLC, 2.30%, 10/01/2031(b)	185,000	142,902
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/2029(c)	152,000	139,577
Southwest Gas Corp., 4.05%, 03/15/2032	165,000	143,613
		585,396
Health Care Equipment & Supplies-1.69%
Baxter International, Inc., 2.54%, 02/01/2032(c)	195,000	156,893
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	170,000	140,618
Edwards Lifesciences Corp., 4.30%, 06/15/2028	150,000	144,683
		442,194
Health Care Providers & Services-3.56%
Ascension Health, Series B, 2.53%, 11/15/2029	180,000	155,712
CommonSpirit Health, 3.35%, 10/01/2029	190,000	165,047
Health Care Service Corp., a Mutual Legacy Reserve Co., 2.20%, 06/01/2030(b)	200,000	161,547
	Principal Amount	Value
Health Care Providers & Services-(continued)
Providence St. Joseph Health Obligated Group, Series 19-A, 2.53%, 10/01/2029	$175,000	$147,564
Quest Diagnostics, Inc., 2.95%, 06/30/2030(c)	160,000	138,212
Sutter Health, Series 20-A, 2.29%, 08/15/2030	195,000	160,493
		928,575
Hotels, Restaurants & Leisure-1.22%
Booking Holdings, Inc., 4.63%, 04/13/2030	160,000	155,660
Marriott International, Inc., Series HH, 2.85%, 04/15/2031	200,000	162,861
		318,521
Household Durables-1.17%
Lennar Corp., 4.75%, 11/29/2027	150,000	143,459
NVR, Inc., 3.00%, 05/15/2030	190,000	160,671
		304,130
Household Products-0.61%
Procter & Gamble Co. (The), 3.00%, 03/25/2030(c)	175,000	160,408
Industrial Conglomerates-0.51%
3M Co., 2.38%, 08/26/2029(c)	155,000	133,113
Insurance-10.16%
Athene Global Funding, 1.72%, 01/07/2025(b)	175,000	162,052
Athene Holding Ltd., 4.13%, 01/12/2028	131,000	119,648
Equitable Financial Life Global Funding, 1.80%, 03/08/2028(b)	180,000	150,964
F&G Global Funding, 1.75%, 06/30/2026(b)	160,000	142,234
Fidelity National Financial, Inc., 3.40%, 06/15/2030	165,000	138,422
First American Financial Corp., 2.40%, 08/15/2031	200,000	147,861
Five Corners Funding Trust II, 2.85%, 05/15/2030(b)	155,000	131,339
GA Global Funding Trust, 1.63%, 01/15/2026(b)	175,000	156,048
Global Atlantic Fin Co., 3.13%, 06/15/2031(b)	215,000	157,844
Liberty Mutual Group, Inc., 4.57%, 02/01/2029(b)	170,000	157,746
MassMutual Global Funding II, 1.55%, 10/09/2030(b)	210,000	161,882
Metropolitan Life Global Funding I, 3.45%, 12/18/2026(b)	150,000	140,739
New York Life Global Funding, 0.85%, 01/15/2026(b)	190,000	169,185
Northwestern Mutual Global Funding, 0.80%, 01/14/2026(b)	140,000	124,131
Primerica, Inc., 2.80%, 11/19/2031	200,000	162,670
Principal Financial Group, Inc., 2.13%, 06/15/2030	190,000	156,196
Sammons Financial Group, Inc., 3.35%, 04/16/2031(b)	180,000	136,198
Trustage Financial Group, Inc., 4.63%, 04/15/2032(b)	155,000	135,560
		2,650,719
Interactive Media & Services-1.18%
Alphabet, Inc., 1.10%, 08/15/2030	190,000	150,825
Meta Platforms, Inc., 3.85%, 08/15/2032(b)	175,000	155,950
		306,775
IT Services-3.54%
Amdocs Ltd., 2.54%, 06/15/2030	200,000	162,400

See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Value ETF (IIGV)—(continued)
November 30, 2022
(Unaudited)
	Principal Amount	Value
IT Services-(continued)
Broadridge Financial Solutions, Inc., 2.60%, 05/01/2031	$170,000	$138,553
International Business Machines Corp., 3.50%, 05/15/2029	140,000	129,903
Kyndryl Holdings, Inc., 2.05%, 10/15/2026	200,000	163,481
PayPal Holdings, Inc., 2.85%, 10/01/2029(c)	190,000	166,000
VeriSign, Inc., 2.70%, 06/15/2031(c)	200,000	162,592
		922,929
Leisure Products-0.62%
Hasbro, Inc., 3.90%, 11/19/2029	180,000	162,053
Life Sciences Tools & Services-1.55%
Agilent Technologies, Inc., 2.30%, 03/12/2031	165,000	134,155
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032(c)	170,000	147,061
PerkinElmer, Inc., 3.30%, 09/15/2029	141,000	122,881
		404,097
Machinery-1.58%
Cargill, Inc., 2.13%, 11/10/2031(b)	185,000	147,454
Cummins, Inc., 1.50%, 09/01/2030	165,000	131,571
Stanley Black & Decker, Inc., 2.30%, 03/15/2030(c)	160,000	133,604
		412,629
Media-1.72%
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	160,000	150,908
Paramount Global
7.88%, 07/30/2030(c)	135,000	145,097
4.95%, 01/15/2031	170,000	152,969
		448,974
Metals & Mining-0.59%
Newmont Corp., 2.25%, 10/01/2030	190,000	152,951
Multi-Utilities-1.79%
Ameren Corp., 3.50%, 01/15/2031	185,000	164,299
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	150,000	132,608
Public Service Enterprise Group, Inc., 2.45%, 11/15/2031	210,000	168,786
		465,693
Oil, Gas & Consumable Fuels-8.07%
Cameron LNG LLC, 2.90%, 07/15/2031(b)	190,000	162,001
Chevron Corp., 1.55%, 05/11/2025	150,000	140,201
Colonial Enterprises, Inc., 3.25%, 05/15/2030(b)	177,000	154,717
ConocoPhillips Co., 6.95%, 04/15/2029	130,000	144,675
Devon Energy Corp., 7.88%, 09/30/2031	130,000	148,028
Diamondback Energy, Inc., 3.50%, 12/01/2029	170,000	151,029
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	170,000	154,248
Kinder Morgan, Inc., 7.75%, 01/15/2032(c)	130,000	148,552
Midwest Connector Capital Co. LLC, 4.63%, 04/01/2029(b)	180,000	162,353
ONEOK, Inc., 4.55%, 07/15/2028	145,000	137,317
Phillips 66, 2.15%, 12/15/2030(c)	185,000	149,675
Tennessee Gas Pipeline Co. LLC, 2.90%, 03/01/2030(b)	170,000	143,696
Valero Energy Corp., 7.50%, 04/15/2032	150,000	169,655
Williams Cos., Inc. (The), 2.60%, 03/15/2031	170,000	139,546
		2,105,693
	Principal Amount	Value
Paper & Forest Products-0.59%
Georgia-Pacific LLC, 2.30%, 04/30/2030(b)	$185,000	$154,856
Personal Products-0.61%
Estee Lauder Cos., Inc. (The), 2.60%, 04/15/2030	185,000	160,397
Professional Services-0.52%
Equifax, Inc., 2.35%, 09/15/2031	175,000	135,136
Semiconductors & Semiconductor Equipment-2.24%
KLA Corp., 4.65%, 07/15/2032	150,000	148,133
Lam Research Corp., 4.00%, 03/15/2029	156,000	149,856
NVIDIA Corp., 2.85%, 04/01/2030	170,000	149,741
Xilinx, Inc., 2.38%, 06/01/2030	160,000	135,791
		583,521
Software-1.73%
Roper Technologies, Inc., 1.75%, 02/15/2031	180,000	139,330
ServiceNow, Inc., 1.40%, 09/01/2030	190,000	146,630
Workday, Inc., 3.80%, 04/01/2032(c)	185,000	164,160
		450,120
Specialty Retail-2.97%
Best Buy Co., Inc., 1.95%, 10/01/2030	205,000	161,307
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	150,000	152,889
5.30%, 10/01/2029	170,000	167,864
6.20%, 07/15/2030	145,000	149,041
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032(c)	180,000	142,891
		773,992
Textiles, Apparel & Luxury Goods-1.17%
NIKE, Inc., 2.85%, 03/27/2030(c)	155,000	139,032
Ralph Lauren Corp., 2.95%, 06/15/2030(c)	190,000	165,649
		304,681
Tobacco-0.60%
Altria Group, Inc., 4.80%, 02/14/2029(c)	163,000	156,275
Trading Companies & Distributors-0.48%
Air Lease Corp., 2.88%, 01/15/2026	135,000	124,274
Water Utilities-0.55%
American Water Capital Corp., 4.45%, 06/01/2032(c)	150,000	144,339
Total U.S. Dollar Denominated Bonds & Notes (Cost $29,301,166)		25,833,314
	Shares
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(d)(e) (Cost $34,870)	34,870	34,870
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.16% (Cost $29,336,036)		25,868,184
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.47%
Invesco Private Government Fund, 3.83%(d)(e)(f)	1,129,907	1,129,907

See accompanying notes which are an integral part of this schedule.

Invesco Investment Grade Value ETF (IIGV)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.15%(d)(e)(f)	2,904,174	$2,904,754
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,034,165)		4,034,661
TOTAL INVESTMENTS IN SECURITIES-114.63% (Cost $33,370,201)		29,902,845
OTHER ASSETS LESS LIABILITIES-(14.63)%		(3,815,868)
NET ASSETS-100.00%		$26,086,977

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $6,334,507, which represented 24.28% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$35,969	$400,509	$(401,608)	$-	$-	$34,870	$426
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,035,579	2,480,112	(2,385,784)	-	-	1,129,907	10,199*
Invesco Private Prime Fund	2,662,919	4,919,385	(4,677,858)	275	33	2,904,754	27,659*
Total	$3,734,467	$7,800,006	$(7,465,250)	$275	$33	$4,069,531	$38,284

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Investment Grade Defensive ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$56,937,792	$-	$56,937,792
Money Market Funds	60,155	8,880,597	-	8,940,752
Total Investments	$60,155	$65,818,389	$-	$65,878,544
Invesco Investment Grade Value ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$25,833,314	$-	$25,833,314
Money Market Funds	34,870	4,034,661	-	4,069,531
Total Investments	$34,870	$29,867,975	$-	$29,902,845